Label	Element	Value
TIAA-CREF Green Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TIAA-CREF Green Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a favorable long-term total return while giving special consideration to certain environmental criteria.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 15, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has no annual portfolio turnover rate because the Fund is newly operational.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimates are for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will remain in place for the duration noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in bonds. For these purposes, bonds include fixed-income securities of all types. The Fund primarily invests in a broad range of investment-grade bonds and fixed-income securities, including, but not limited to, U.S. Government securities, corporate bonds, taxable municipal securities and mortgage-backed or other asset-backed securities. Generally, the Fund intends to invest in bonds issued by both domestic and foreign issuers; including foreign issuers from emerging market countries. While the Fund’s investments will generally be denominated in U.S. dollars, the Fund may also invest in non-dollar denominated instruments. The Fund may also invest in securities issued by U.S. Government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). The Fund may also invest in other fixed-income securities, including those of non-investment-grade quality or unrated securities of comparable quality (usually called “high-yield” or “junk bonds”). Securities of non-investment-grade quality are speculative in nature. The Fund may also invest in securities having a variable or floating interest rate. The Fund may invest in fixed-income securities of any maturity or duration. As of September 30, 2018, the duration of the Fund’s benchmark index, the Bloomberg Barclays MSCI U.S. Green Bond Index, was 5.34 years. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund seeks to invest the substantial majority of its assets in “green” investments. “Green” investments include, but are not limited to, securities of companies that develop or provide products or services that seek to provide environmental solutions and/or support efforts to reduce their own environmental footprint; investments that support environmental projects; structured securities that are collateralized by assets supporting environmental themes; and securities that, in the opinion of the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), have no more than a negligible direct negative environmental impact, which may include securities issued by the U.S. government or its agencies, and GSEs. The green investment criteria the Fund takes into consideration are non-fundamental investment policies. Such criteria may be changed without the approval of the Fund’s shareholders.

Advisors seeks to invest the Fund’s assets in fixed-income instruments according to TIAA’s proprietary Impact framework. The Fund’s overall design and investment strategy centers on rigorous and independent research analysis to help identify bonds with both favorable yields and compelling relative value, and positive environmental impact as it relates to each respective issuer’s and/or individual project’s use of proceeds. These investments provide access to the following environmental themes: 1) renewable energy and climate change (renewable energy projects, smart grid and other projects designed to make generation and transmission systems more efficient, and other projects which seek to reduce greenhouse gas emissions); and 2) natural resources (land conservation, sustainable forestry and agriculture, remediation and redevelopment of polluted or contaminated sites, sustainable waste management projects, water infrastructure and other sustainable building projects).

The Corporate Governance and Social Responsibility Committee (the “CGSR Committee”) of the Board of Trustees of the Trust (“Board of Trustees”) periodically reviews the green investment criteria used to evaluate securities held by the Fund. Advisors seeks to ensure that the Fund’s investments are consistent with its green investment criteria, but Advisors cannot guarantee that this will always be the case for every Fund investment. Investing on the basis of green investment criteria is qualitative and subjective by nature, and there can be no assurance that the criteria utilized by the Fund or any judgment exercised by the CGSR Committee or Advisors will reflect the beliefs or values of any particular investor.

The Fund is actively managed and does not rely exclusively on rating agencies when making investment decisions. Instead, Advisors performs its own credit analysis, paying particular attention to economic trends and other market events. Subject to the green investment criteria described above, individual securities or sectors may be overweighted or underweighted relative to the Fund’s benchmark index when Advisors believes that the Fund can boost returns above that of the index.

The Fund is not restricted from investing in any securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Advisors considers investments in these securities to be consistent with the Fund’s investment and green investment criteria objectives.

The Fund also invests in certain asset-backed securities, mortgage-backed securities and other securities that represent interests in assets such as, but not limited to, pools of mortgage loans, automobile loans or credit card receivables. These securities are typically issued by legal entities established specifically to hold assets and to issue debt obligations backed by those assets. Asset-backed or mortgage-backed securities are normally created or “sponsored” by banks or other institutions or by certain government-sponsored enterprises such as Fannie Mae or Freddie Mac. Advisors does not take into consideration whether the sponsor of an asset-backed security in which the Fund invests meets the green investment criteria. That is because asset-backed securities represent interests in pools of loans, and not of the ongoing business enterprise of the sponsor. It is therefore possible that the Fund could invest in an asset-backed or mortgage-backed security sponsored by a bank or other financial institution in which the Fund could not invest directly.

The Fund’s investments in mortgage-backed securities can include pass-through securities sold by private, governmental and government-related organizations and collateralized mortgage obligations (“CMOs”). Mortgage pass-through securities are created when mortgages are pooled together and interests in the pool are sold to investors. The cash flow from the underlying mortgages is “passed through” to investors in periodic principal and interest payments. CMOs are obligations that are fully collateralized directly or indirectly by a pool of mortgages from which payments of principal and interest are dedicated to the payment of principal and interest on the CMO.

The Fund may also engage in relative value trading, a strategy in which the Fund reallocates assets across different sectors and maturities. Relative value trading is designed to enhance the Fund’s returns but increases the Fund’s portfolio turnover rate.

The Fund may purchase and sell futures, options, swaps, forwards and other fixed-income derivative instruments to carry out the Fund’s investment strategies. The Fund may also invest in credit default swaps or index credit default swaps primarily to hedge or manage risks associated with assets held by the Fund or to facilitate the implementation of portfolio strategies for the Fund.

Risk [Heading]	rr_RiskHeading	Principal investment risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Green Investment Risk—The risk that because the Fund’s green investment criteria and/or proprietary Impact framework may exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria. In addition, because the Fund seeks to invest primarily in green investments, the value of Fund shares may be affected by events that adversely affect such investments, such as a decrease in governmental or other support for environmental initiatives, and may fluctuate more than that of a fund that does not invest primarily in green investments.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments and during periods when prevailing interest rates are low or negative. As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

• Prepayment Risk—The risk that, during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing the Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that, during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing the Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of fixed-income investments may not be able or willing to meet interest or principal payments when the payments become due.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments may decline in certain interest rate environments.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

• Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging market countries.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

• U.S. Government Securities Risk—Securities issued by the U.S. Government or one of its agencies or instrumentalities may receive varying levels of support from the U.S. Government, which could affect the Fund’s ability to recover should they default. To the extent the Fund invests significantly in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, any market movements, regulatory changes or changes in political or economic conditions that affect the securities of the U.S. Government or its agencies or instrumentalities in which the Fund invests may have a significant impact on the Fund’s performance.

• Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for the value at which they are carried, if at all, or at any price within the desired time frame.

• Downgrade Risk—The risk that securities are subsequently downgraded should Advisors and/or rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

• Non-Investment-Grade Securities Risk—Issuers of non-investment-grade securities, which are usually called “high-yield” or “junk bonds,” are typically in weaker financial health and such securities can be harder to value and sell and their prices can be more volatile than more highly rated securities. While these securities generally have higher rates of interest, they also involve greater risk of default than do securities of a higher-quality rating.

• Floating and Variable Rate Securities Risk—Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures, options, single name or index credit default swaps, or forwards, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information is not available for the Fund for the most recently completed calendar year because the Fund is newly operational.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not available for the Fund for the most recently completed calendar year because the Fund is newly operational.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa.org
TIAA-CREF Green Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Account maintenance fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.40%
Other expenses	rr_OtherExpensesOverAssets	0.65%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.05%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 274
TIAA-CREF Green Bond Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Account maintenance fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.40%
Other expenses	rr_OtherExpensesOverAssets	0.72%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.12%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 297
TIAA-CREF Green Bond Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Account maintenance fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.64%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.19%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 319
TIAA-CREF Green Bond Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Account maintenance fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.40%
Other expenses	rr_OtherExpensesOverAssets	0.90%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.30%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 353
TIAA-CREF Green Bond Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Account maintenance fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.88%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.53%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 412

[1]	Estimates are for the current fiscal year.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.45% of average daily net assets for Institutional Class shares; (ii) 0.60% of average daily net assets for Advisor Class shares; (iii) 0.60% of average daily net assets for Premier Class shares; (iv) 0.70% of average daily net assets for Retirement Class shares; and (v) 0.80% of average daily net assets for Retail Class shares of the Fund. These expense reimbursement arrangements will continue through at least November 15, 2019, unless changed with approval of the Board of Trustees.